Property, Plant, and Equipment, net - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,245	$ 876
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	734	169
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation	190	268
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation	157	186
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 164	$ 253